Shareholder Fees - BATS: High Income Taxable Series - BATS: High Income Taxable Series	Sep. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%